Segmented Information - Revenue by Product (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of products and services [line items]
Revenue	$ 1,338,812	$ 1,350,759
Refined silver and gold [member]
Disclosure of products and services [line items]
Revenue	1,047,601	894,202
Zinc concentrate [member]
Disclosure of products and services [line items]
Revenue	65,033	134,992
Lead concentrate [member]
Disclosure of products and services [line items]
Revenue	132,823	183,343
Copper concentrate [member]
Disclosure of products and services [line items]
Revenue	50,081	78,865
Silver Concentrate [member]
Disclosure of products and services [line items]
Revenue	$ 43,274	$ 59,357